UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06105
Oppenheimer Quest International Value Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: November 30
Date of reporting period: 05/31/2011

Item 1. Reports to Stockholders.

May 31, 2011

Oppenheimer

Quest International Value Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Japan	21.7%
France	16.0
United Kingdom	12.3
Germany	7.7
Italy	7.0
Switzerland	6.5
Korea, Republic of South	6.4
United States	6.1
Hong Kong	3.8
Bermuda	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2011, and are based on the total market value of investments.

Top Ten Common Stock Holdings

Nestle SA	3.0%
Sanofi	2.6
Shun Tak Holdings Ltd.	2.4
Deutsche Lufthansa AG	2.3
Credit Agricole SA	2.2
Hyundai Motor Co. Ltd., Preference	1.9
Tesco plc	1.9
Vinci SA	1.8
Eni SpA	1.8
Shinko Plantech Co. Ltd.	1.7
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2011, and are based on the total market value of investments.
10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
OppenheimerFunds, Inc. assumed responsibility for the Fund’s portfolio stock selection on 1/1/05. The Fund’s subadvisor prior to 1/1/05 was OpCap Advisors.
Class A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/13/08. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	December 1, 2010	May 31, 2011	May 31, 2011

Actual
Class A	$1,000.00	$1,134.70	$7.37
Class B	1,000.00	1,130.10	12.12
Class C	1,000.00	1,130.60	11.80
Class N	1,000.00	1,133.60	9.03
Class Y	1,000.00	1,138.20	4.54

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.05	6.97
Class B	1,000.00	1,013.61	11.46
Class C	1,000.00	1,013.91	11.16
Class N	1,000.00	1,016.50	8.53
Class Y	1,000.00	1,020.69	4.29
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2011 are as follows:

Class	Expense Ratios

Class A	1.38%
Class B	2.27
Class C	2.21
Class N	1.69
Class Y	0.85
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS May 31, 2011 / Unaudited

	Shares	Value

Common Stocks—93.8%
Consumer Discretionary—23.3%
Auto Components—0.9%
Cie Generale des Etablissements Michelin, B Shares	87,090	$8,162,808
Automobiles—5.5%
Bayerische Motoren Werke (BMW) AG, Preference	255,584	15,269,643
Hyundai Motor Co. Ltd., Preference	232,339	17,202,322
PSA Peugeot Citroen[1]	172,630	7,347,356
Toyota Motor Corp.	226,903	9,464,731

		49,284,052

Hotels, Restaurants & Leisure—4.4%
Emperor Entertainment Hotel Ltd.	37,560,693	9,465,815
Enterprise Inns plc[1]	3,852,975	4,981,804
MGM China Holdings Ltd.[1]	4,656,000	9,408,306
Thomas Cook Group plc	3,484,660	8,653,232
Tui Travel plc	1,647,308	6,391,926

		38,901,083

Household Durables—3.8%
Barratt Developments plc[1]	4,950,254	9,283,514
First Juken Co. Ltd.[2]	1,622,700	12,035,603
Hajime Construction Co. Ltd.	93,790	2,427,368
Haseko Corp.[1]	14,900,549	10,473,929

		34,220,414

Leisure Equipment & Products—1.0%
Sega Sammy Holdings, Inc.	442,289	8,598,239
Media—3.3%
British Sky Broadcasting Group plc	5,563	76,138
Jupiter Telecommunications Co. Ltd.	7,075	7,620,967
Societe Television Francaise 1	717,113	12,848,343
Vivendi SA	323,716	9,077,220

		29,622,668

Specialty Retail—2.9%
Aoyama Trading Co.	458,853	7,425,954
Dickson Concepts International Ltd.	5,423,801	4,274,965
Otsuka Kagu Ltd.	477,340	3,514,952
Praktiker Bau-und Heimwerkermaekte Holding AG	810,587	7,268,547
Statoil Fuel & Retail ASA[1]	305,029	3,008,002

		25,492,420

Textiles, Apparel & Luxury Goods—1.5%
Asics Corp.	653,760	10,202,069
China Hongxing Sports Ltd.	36,005,000	3,562,188

		13,764,257
Consumer Staples—8.5%
Food & Staples Retailing—1.9%
Tesco plc	2,465,379	16,994,852
Food Products—4.9%
Chaoda Modern Agriculture (Holdings) Ltd.	20,696,000	10,191,862
Nestle SA	414,080	26,580,936
Premier Foods plc[1]	12,917,050	6,886,281

		43,659,079

Personal Products—1.7%
Amorepacific Group	56,089	11,070,710
Coreana Cosmetics Co. Ltd.[1,2]	4,569,496	3,853,256

		14,923,966
14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Shares	Value

Energy—9.4%
Energy Equipment & Services—3.0%
Master Marine AS1	9,994,100	$1,150,742
Petroleum Geo-Services ASA[1]	315,496	5,130,008
Sevan Drilling AS1	4,714,749	4,990,867
Shinko Plantech Co. Ltd.	1,481,400	15,422,946

		26,694,563

Oil, Gas & Consumable Fuels—6.4%
BP plc	1,291,195	9,947,873
Eni SpA	670,496	16,075,385
Inpex Corp.	1,657	11,997,606
OAO Gazprom, Sponsored ADR	211,480	3,129,124
Tatneft, Preference	1,076,919	3,178,318
Total SA	224,334	12,985,036

		57,313,342

Financials—15.5%
Capital Markets—1.1%
Credit Suisse Group AG	169,476	7,276,599
Ichiyoshi Securities Co. Ltd.	441,488	2,415,435

		9,692,034

Commercial Banks—4.6%
Anglo Irish Bank Corp. plc[1]	563,278	—
Banca Monte dei Paschi di Siena SpA	8,986,063	11,347,672
Credit Agricole SA	1,271,234	19,511,677
National Bank of Greece SA1	526,117	3,709,955
Sumitomo Mitsui Financial Group, Inc.	220,900	6,400,431

		40,969,735

Consumer Finance—1.4%
International Personal Finance plc	2,021,723	12,372,838
Diversified Financial Services—1.0%
RHJ International Ltd.[1]	610,629	4,833,150
Warsaw Stock Exchange[1]	211,474	4,177,683

		9,010,833

Insurance—5.7%
Aegon NV1	1,889,886	13,277,080
Fondiaria-Sai SpA[1,2]	2,481,060	11,538,886
Irish Life & Permanent Group Holdings plc[1]	6,381,727	967,591
Swiss Reinsurance Co. Ltd.[1]	227,319	13,499,481
Zurich Financial Services AG	43,093	11,524,813

		50,807,851

Real Estate Investment Trusts—1.3%
Heiwa Real Estate REIT, Inc.	4,244	2,566,914
Ichigo Real Estate Investment Corp.	1,929	2,383,147
Invincible Investment, Inc.	14,606	1,976,496
Japan Rental Housing Investments, Inc.	11,332	5,276,032

		12,202,589

Real Estate Management & Development—0.4%
Emperor International Holdings Ltd.	15,256,742	3,413,339
Health Care—4.5%
Health Care Providers & Services—0.6%
Medipal Holdings Corp.	570,968	5,081,846
Pharmaceuticals—3.9%
GlaxoSmithKline plc	525,244	11,405,200
Sanofi	298,384	23,625,788

		35,030,988
15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Industrials—12.5%
Aerospace & Defense—2.6%
BAE Systems plc	967,799	$5,279,152
European Aeronautic Defense & Space Co.[1]	330,120	10,912,332
Safran SA	177,875	7,270,324

		23,461,808

Airlines—3.1%
Chorus Aviation, Inc.[2]	1,058,491	5,244,111
Deutsche Lufthansa AG	947,160	20,636,660
Turk Hava Yollari Anonim Ortakligi[1]	613,149	1,632,810

		27,513,581

Construction & Engineering—1.8%
Joongang Construction Co. Ltd.[1]	57,740	55,110
Vinci SA	251,603	16,233,912

		16,289,022

Industrial Conglomerates—2.4%
Shun Tak Holdings Ltd.	31,475,000	21,246,794
Machinery—1.4%
Hyundai Mipo Dockyard Co. Ltd.	74,859	12,282,276
Professional Services—0.3%
Assystem	121,373	3,082,883
Road & Rail—0.9%
Northgate plc[1]	1,502,986	8,109,548
Information Technology—5.1%
Communications Equipment—0.7%
Nokia OYJ	649,362	4,535,464
Research In Motion Ltd.[1]	33,835	1,444,060

		5,979,524

Computers & Peripherals—2.1%
Japan Digital Laboratory Co. Ltd.	1,184,921	13,595,046
Wincor Nixdorf AG	72,866	5,051,167

		18,646,213

Electronic Equipment & Instruments—0.8%
A&D Co. Ltd.[2]	1,395,016	5,762,437
Hitachi Ltd.	317,000	1,818,523

		7,580,960

Internet Software & Services—0.5%
So-net Entertainment Corp.	1,113	4,245,510
IT Services—0.4%
Alten SA	88,446	3,516,813
Office Electronics—0.6%
Canon, Inc.	114,446	5,519,285
Materials—3.6%
Chemicals—1.1%
Arkema	73,757	8,084,951
Ohara, Inc.	185,700	1,861,352

		9,946,303

Metals & Mining—2.5%
Aperam	15,613	573,574
ArcelorMittal	312,264	10,483,879
Hindalco Industries Ltd.	752,561	3,297,101
Rio Tinto plc	118,916	8,303,971

		22,658,525

Telecommunication Services—8.4%
Diversified Telecommunication Services—5.6%
Deutsche Telekom AG	991,249	14,735,785
KT Corp.	5,970	208,285
KT Corp., Sponsored ADR	348,270	6,345,479
Nippon Telegraph & Telephone Corp.	304,900	14,347,637
Telecom Italia SpA RNC	11,303,164	13,826,401

		49,463,587

Wireless Telecommunication Services—2.8%
KDDI Corp.	2,151	15,418,253
Vodafone Group plc	3,511,431	9,759,110

		25,177,363
16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Shares	Value

Utilities—3.0%
Electric Utilities—2.3%
Enel SpA	1,465,374	$10,067,487
Federal Hydrogenerating	60,476,665	2,940,375
Okinawa Electric Power Co. (The)	188,687	7,488,682

		20,496,544

Multi-Utilities—0.7%
RWE AG	114,289	6,666,089

Total Common Stocks (Cost $732,967,035)		838,096,424

	Principal
	Amount
Convertible Corporate Bonds and Notes—0.1%
Altran Technologies SA, 6.72% Cv. Sr. Unsec. Nts., 1/1/15 (Cost $856,933)	572,816 EUR	1,169,704
Non-Convertible Corporate Bonds and Notes—0.1%
Cattles plc, 7.875% Nts., 1/17/14[3] (Cost $1,852,080)	5,129,000 GBP	379,676

Structured Securities—0.7%
BNP Paribas Arbitrage Issuance BV, Amsterdam, KT Corp. Equity Linked Nts. (Cost $6,917,513)	189,000	6,593,940

Investment Company—6.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%[2,4] (Cost $54,491,492)	54,491,492	54,491,492

Total Investments, at Value (Cost $797,085,053)	100.8%	900,731,236
Liabilities in Excess of Other Assets	(0.8)	(7,462,944)

Net Assets	100.0%	$893,268,292

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR	Euro

GBP	British Pound Sterling

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross		Gross	Shares
	November 30, 2010	Additions		Reductions	May 31, 2011

A&D Co. Ltd.	1,353,916	41,100		—	1,395,016
Chorus Aviation, Inc.	—	1,471,064	[a]	412,573	1,058,491
Coreana Cosmetics Co. Ltd.	4,569,496	—		—	4,569,496
First Juken Co. Ltd.	1,298,200	324,500		—	1,622,700
Fondiaria-Sai SpA	2,383,672	97,388		—	2,481,060
Joongang Construction Co. Ltd.	486,797	—		429,057	57,740
OFI Liquid Assets Fund, LLC	6,042,990	13,952,280		19,995,270	—
Oppenheimer Institutional Money Market Fund, Cl. E	26,018,049	139,830,410		111,356,967	54,491,492
17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

					Realized
	Value		Income		Gain (Loss)
A&D Co. Ltd.	$5,762,437		$113,229		$—
Chorus Aviation, Inc.	5,244,111		142,241		993,877
Coreana Cosmetics Co. Ltd.	3,853,256		—		—
First Juken Co. Ltd.	12,035,603		222,078		—
Fondiaria-Sai SpA	11,538,886		—		—
Joongang Construction Co. Ltd.	—	[b]	—		(3,930,698)
OFI Liquid Assets Fund, LLC	—		23,770	[c]	—
Oppenheimer Institutional Money Market Fund, Cl. E	54,491,492		32,892		—

	$92,925,785		$534,210		$(2,936,821)

a.	All or a portion is the result of a corporate action.

b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

c.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Rate shown is the 7-day yield as of May 31, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2011 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$99,644,085	$104,839,668	$3,562,188	$208,045,941
Consumer Staples	68,691,616	6,886,281	—	75,577,897
Energy	31,014,125	51,843,038	1,150,742	84,007,905
Financials	71,985,281	66,483,938	—	138,469,219
Health Care	35,030,988	5,081,846	—	40,112,834
Industrials	76,241,828	35,744,084	—	111,985,912
Information Technology	10,012,040	35,476,265	—	45,488,305
Materials	19,686,023	12,918,805	—	32,604,828
Telecommunication Services	44,875,060	29,765,890	—	74,640,950
Utilities	27,162,633	—	—	27,162,633
Convertible Corporate Bonds and Notes	—	1,169,704	—	1,169,704
Non-Convertible Corporate Bonds and Notes	—	379,676	—	379,676
18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Structured Securities	$—	$6,593,940	$—	$6,593,940
Investment Company	54,491,492	—	—	54,491,492

Total Investments, at Value	538,835,171	357,183,135	4,712,930	900,731,236

Other Financial Instruments:
Foreign currency exchange contracts	—	614,283	—	614,283

Total Assets	$538,835,171	$357,797,418	$4,712,930	$901,345,519

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(517,366)	$—	$(517,366)

Total Liabilities	$—	$(517,366)	$—	$(517,366)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1, Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out	Transfers into		Transfers out	Transfers into
	Level 1[a]	of Level 1	Level 2		of Level 2[a]	Level 3

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$17,041,687	$(74,021,224)[b]	$74,021,224	[b]	$(17,041,687)	$—
Consumer Discretionary	—	(3,954,046)[c]	—		—	3,954,046	[c]
Consumer Staples	4,113,285	(1,944,785)[b]	1,944,785	[b]	(4,113,285)	—
Energy	6,929,992	(27,348,165)[b]	27,348,165	[b]	(6,929,992)	—
Financials	—	(61,270,784)[b]	61,270,784	[b]	—	—
Health Care	9,796,030	(9,001,807)[b]	9,001,807	[b]	(9,796,030)	—
Industrials	—	(31,883,524)[b]	31,883,524	[b]	—	—
Information Technology	—	(28,668,274)[b]	28,668,274	[b]	—	—
Materials	4,571,607	(12,197,752)[b]	12,197,752	[b]	(4,571,607)	—
Telecommunication Services	—	(18,753,495)[b]	18,753,495	[b]	—	—

Total Assets	$42,452,601	$(269,043,856)	$265,089,810		$(42,452,601)	$3,954,046

a.	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

b.	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

c.	Transferred from Level 1 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$195,341,390	21.7%
France	143,829,147	16.0
United Kingdom	110,521,144	12.3
Germany	69,627,891	7.7
Italy	62,855,831	7.0
Switzerland	58,881,829	6.5
Korea, Republic of South	57,611,378	6.4
United States	54,491,492	6.1
Hong Kong	34,068,439	3.8
Bermuda	17,302,968	1.9
Norway	14,279,619	1.6
The Netherlands	13,277,080	1.5
Luxembourg	11,057,453	1.2
Cayman Islands	10,191,862	1.1
Russia	9,247,817	1.0
Australia	8,303,971	0.9
Canada	6,688,171	0.7
Belgium	4,833,150	0.5
Finland	4,535,464	0.5
Poland	4,177,683	0.5
Greece	3,709,955	0.4
India	3,297,101	0.4
Turkey	1,632,810	0.2
Ireland	967,591	0.1

Total	$900,731,236	100.0%

Foreign Currency Exchange Contracts as of May 31, 2011 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Barclay’s Capital:
Euro (EUR)	Sell	37,039	EUR	6/23/11	$53,272,758	$180,236	$515,204
Japanese Yen (JPY)	Sell	6,947,900	JPY	6/23/11	85,246,662	424,115	—

						604,351	515,204

Brown Brothers Harriman:
Japanese Yen (JPY)	Buy	25,758	JPY	6/1/11-6/2/11	316,007	—	2,162
Norwegian Krone (NOK)	Buy	5,799	NOK	6/1/11	1,076,972	9,932	—

						9,932	2,162

Total unrealized appreciation and depreciation						$614,283	$517,366

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
May 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $676,835,268)	$807,805,451
Affiliated companies (cost $120,249,785)	92,925,785

900,731,236
Cash	853,459
Cash—foreign currencies (cost $193,001)	193,001
Unrealized appreciation on foreign currency exchange contracts	614,283
Receivables and other assets:
Interest and dividends	5,410,154
Shares of beneficial interest sold	154,400
Investments sold	23,473
Other	84,566

Total assets	908,064,572

Liabilities
Unrealized depreciation on foreign currency exchange contracts	517,366
Payables and other liabilities:
Investments purchased	13,116,910
Shares of beneficial interest redeemed	644,123
Trustees’ compensation	174,630
Distribution and service plan fees	147,065
Transfer and shareholder servicing agent fees	83,621
Shareholder communications	52,640
Other	59,925

Total liabilities	14,796,280

Net Assets	$893,268,292

Composition of Net Assets
Par value of shares of beneficial interest	$518,052
Additional paid-in capital	1,070,906,313
Accumulated net investment loss	(5,067,056)
Accumulated net realized loss on investments and foreign currency transactions	(276,881,621)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	103,792,604

Net Assets	$893,268,292

21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $261,294,031 and 15,022,961 shares of beneficial interest outstanding)	$17.39
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$18.45
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,427,165 and 1,350,548 shares of beneficial interest outstanding)	$15.87
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $48,533,124 and 3,084,288 shares of beneficial interest outstanding)	$15.74
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,988,158 and 638,017 shares of beneficial interest outstanding)	$17.22
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $551,025,814 and 31,709,371 shares of beneficial interest outstanding)	$17.38
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended May 31, 2011

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,652,920)	$18,955,112
Affiliated companies (net of foreign withholding taxes of $50,340)	510,440
Interest	24,554
Income from investment of securities lending cash collateral, net affiliated companies	23,770

Total investment income	19,513,876

Expenses
Management fees	2,648,744
Distribution and service plan fees:
Class A	321,078
Class B	115,764
Class C	243,823
Class N	27,644
Transfer and shareholder servicing agent fees:
Class A	351,260
Class B	73,592
Class C	80,864
Class N	18,617
Class Y	4,998
Shareholder communications:
Class A	38,388
Class B	9,313
Class C	9,290
Class N	1,328
Class Y	107
Administrative fees	912,991
Custodian fees and expenses	66,981
Trustees’ compensation	10,153
Administration service fees	750
Other	97,734

Total expenses	5,033,419
Less waivers and reimbursements of expenses	(50,327)

Net expenses	4,983,092

Net Investment Income	14,530,784
23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies	$25,071,596
Affiliated companies	(2,936,821)
Foreign currency transactions	3,520,961

Net realized gain	25,655,736
Net change in unrealized appreciation/depreciation on:
Investments	20,557,344
Translation of assets and liabilities denominated in foreign currencies	48,652,836

Net change in unrealized appreciation/depreciation	69,210,180

Net Increase in Net Assets Resulting from Operations	$109,396,700

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31, 2011	November 30,
	(Unaudited)	2010

Operations
Net investment income	$14,530,784	$8,952,499
Net realized gain	25,655,736	9,516,141
Net change in unrealized appreciation/depreciation	69,210,180	53,364,328

Net increase in net assets resulting from operations	109,396,700	71,832,968

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(6,079,970)	(9,940,951)
Class B	(417,370)	(884,409)
Class C	(844,457)	(1,812,512)
Class N	(223,930)	(429,456)
Class Y	(14,387,613)	(11,719,166)

	(21,953,340)	(24,786,494)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(11,044,464)	(17,042,858)
Class B	(4,201,918)	(3,053,402)
Class C	(1,949,690)	(4,755,755)
Class N	(653,834)	(1,324,196)
Class Y	20,157,771	188,371,200

	2,307,865	162,194,989

Net Assets
Total increase	89,751,225	209,241,463
Beginning of period	803,517,067	594,275,604

End of period (including accumulated net investment income (loss) of $(5,067,056) and $2,355,500, respectively)	$893,268,292	$803,517,067

See accompanying Notes to Financial Statements.
25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	May 31, 2011			Year Ended November 30,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.69	$15.00	$9.88	$22.36	$22.60	$20.30

Income (loss) from investment operations:
Net investment income[1]	.26	.20	.22	.47	.41	.24
Net realized and unrealized gain (loss)	1.83	1.09	5.26	(11.81)	.70	4.90

Total from investment operations	2.09	1.29	5.48	(11.34)	1.11	5.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.39)	(.60)	(.36)	(.26)	(.28)	(.37)
Distributions from net realized gain	—	—	—	(.88)	(1.07)	(2.47)

Total dividends and/or distributions to shareholders	(.39)	(.60)	(.36)	(1.14)	(1.35)	(2.84)

Net asset value, end of period	$17.39	$15.69	$15.00	$9.88	$22.36	$22.60

Total Return, at Net Asset Value[2]	13.47%	8.79%	57.26%	(53.32)%	5.08%	28.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$261,294	$245,650	$251,355	$344,638	$1,031,900	$734,744

Average net assets (in thousands)	$265,047	$247,250	$227,105	$704,392	$940,364	$554,281

Ratios to average net assets:[3]
Net investment income	3.01%	1.28%	1.88%	2.75%	1.76%	1.17%
Total expenses[4]	1.38%	1.40%	1.58%	1.11%	1.02%	1.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.40%	1.53%	1.11%	1.02%	1.24%

Portfolio turnover rate	16%	41%	42%	32%	43%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2011	1.38%
Year Ended November 30, 2010	1.40%
Year Ended November 30, 2009	1.58%
Year Ended November 30, 2008	1.11%
Year Ended November 30, 2007	1.02%
Year Ended November 30, 2006	1.25%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Six Months
	Ended
	May 31, 2011			Year Ended November 30,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.29	$13.73	$9.01	$20.46	$20.80	$18.89

Income (loss) from investment operations:
Net investment income[1]	.16	.05	.12	.23	.15	.05
Net realized and unrealized gain (loss)	1.68	1.00	4.82	(10.80)	.66	4.53

Total from investment operations	1.84	1.05	4.94	(10.57)	.81	4.58

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.49)	(.22)	—	(.08)	(.20)

Distributions from net realized gain	—	—	—	(.88)	(1.07)	(2.47)

Total dividends and/or distributions to shareholders	(.26)	(.49)	(.22)	(.88)	(1.15)	(2.67)

Net asset value, end of period	$15.87	$14.29	$13.73	$9.01	$20.46	$20.80

Total Return, at Net Asset Value[2]	13.01%	7.80%	56.12%	(53.89)%	3.97%	27.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,427	$23,116	$25,359	$21,065	$50,077	$63,004

Average net assets (in thousands)	$23,307	$23,244	$22,700	$31,650	$59,952	$58,235

Ratios to average net assets:[3]
Net investment income	2.01%	0.36%	1.07%	1.47%	0.69%	0.25%
Total expenses[4]	2.56%	2.59%	2.90%	2.30%	2.11%	2.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.27%	2.31%	2.42%	2.26%	2.11%	2.15%

Portfolio turnover rate	16%	41%	42%	32%	43%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2011	2.56%
Year Ended November 30, 2010	2.59%
Year Ended November 30, 2009	2.90%
Year Ended November 30, 2008	2.30%
Year Ended November 30, 2007	2.11%
Year Ended November 30, 2006	2.16%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2011			Year Ended November 30,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.17	$13.64	$8.96	$20.35	$20.71	$18.85

Income (loss) from investment operations:
Net investment income[1]	.17	.06	.13	.24	.16	.05
Net realized and unrealized gain (loss)	1.66	.98	4.78	(10.73)	.65	4.51

Total from investment operations	1.83	1.04	4.91	(10.49)	.81	4.56

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.51)	(.23)	(.02)	(.10)	(.23)
Distributions from net realized gain	—	—	—	(.88)	(1.07)	(2.47)

Total dividends and/or distributions to shareholders	(.26)	(.51)	(.23)	(.90)	(1.17)	(2.70)

Net asset value, end of period	$15.74	$14.17	$13.64	$8.96	$20.35	$20.71

Total Return, at Net Asset Value[2]	13.06%	7.81%	56.15%	(53.83)%	3.98%	27.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,533	$45,448	$48,456	$36,021	$78,182	$81,085

Average net assets (in thousands)	$49,009	$47,625	$41,084	$53,048	$85,924	$70,308

Ratios to average net assets:[3]
Net investment income	2.18%	0.42%	1.14%	1.57%	0.75%	0.28%
Total expenses[4]	2.21%	2.31%	2.55%	2.23%	2.06%	2.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.21%	2.27%	2.34%	2.21%	2.06%	2.13%

Portfolio turnover rate	16%	41%	42%	32%	43%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2011	2.21%
Year Ended November 30, 2010	2.31%
Year Ended November 30, 2009	2.55%
Year Ended November 30, 2008	2.23%
Year Ended November 30, 2007	2.06%
Year Ended November 30, 2006	2.14%
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Six Months
	Ended
	May 31, 2011			Year Ended November 30,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.50	$14.86	$9.70	$21.97	$22.25	$20.05

Income (loss) from investment operations:
Net investment income[1]	.23	.14	.20	.34	.27	.16
Net realized and unrealized gain (loss)	1.82	1.07	5.20	(11.60)	.70	4.83

Total from investment operations	2.05	1.21	5.40	(11.26)	.97	4.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.57)	(.24)	(.13)	(.18)	(.32)
Distributions from net realized gain	—	—	—	(.88)	(1.07)	(2.47)

Total dividends and/or distributions to shareholders	(.33)	(.57)	(.24)	(1.01)	(1.25)	(2.79)

Net asset value, end of period	$17.22	$15.50	$14.86	$9.70	$21.97	$22.25

Total Return, at Net Asset Value[2]	13.36%	8.32%	56.99%	(53.63)%	4.47%	27.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,988	$10,486	$11,330	$7,560	$21,575	$19,388

Average net assets (in thousands)	$11,247	$10,947	$9,402	$15,222	$21,958	$16,232

Ratios to average net assets:[3]
Net investment income	2.68%	0.91%	1.71%	2.03%	1.20%	0.80%
Total expenses[4]	1.69%	1.79%	1.98%	1.80%	1.60%	1.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.69%	1.75%	1.80%	1.76%	1.60%	1.63%

Portfolio turnover rate	16%	41%	42%	32%	43%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2011	1.69%
Year Ended November 30, 2010	1.79%
Year Ended November 30, 2009	1.98%
Year Ended November 30, 2008	1.80%
Year Ended November 30, 2007	1.60%
Year Ended November 30, 2006	1.64%
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2011	Year Ended November 30,
Class Y	(Unaudited)	2010	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$15.71	$15.03	$9.88	$10.43

Income (loss) from investment operations:
Net investment income[2]	.31	.23	.31	.02
Net realized and unrealized gain (loss)	1.83	1.13	5.24	(.57)

Total from investment operations	2.14	1.36	5.55	(.55)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.47)	(.68)	(.40)	—
Distributions from net realized gain	—	—	—	—

Total dividends and/or distributions to shareholders	(.47)	(.68)	(.40)	—

Net asset value, end of period	$17.38	$15.71	$15.03	$9.88

Total Return, at Net Asset Value[3]	13.82%	9.34%	58.32%	(5.27)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$551,026	$478,817	$257,776	$45,691

Average net assets (in thousands)	$537,221	$354,432	$212,964	$41,729

Ratios to average net assets:[4]
Net investment income	3.60%	1.52%	2.59%	4.29%
Total expenses[5]	0.85%	0.87%	0.91%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.87%	0.89%	0.83%

Portfolio turnover rate	16%	41%	42%	32%

1.	For the period from November 13, 2008 (inception of offering) to November 30, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2011	0.85%
Year Ended November 30, 2010	0.87%
Year Ended November 30, 2009	0.91%
Period Ended November 30, 2008	0.84%
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest International Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of May 31, 2011, approximately 61% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing
32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.
Information concerning securities not accruing interest as of May 31, 2011 is as follows:

Cost	$1,852,080
Market Value	$379,676
Market Value as a % of Net Assets	0.04%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under
33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

During the fiscal year ended November 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of November 30, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring
2015	$15,112,202
2016	75,835,044
2017	167,910,020
2018	7,793,546

Total	$266,650,812

Of these losses, $15,112,202 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $4,880,031 per year.
     As of May 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $240,995,076 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2011, it is estimated that the Fund will utilize $25,655,736 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$831,425,044
Federal tax cost of other investments	193,001

Total federal tax cost	$831,618,045

Gross unrealized appreciation	$165,729,685
Gross unrealized depreciation	(96,423,493)

Net unrealized appreciation	$69,306,192

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited
35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,843
Payments Made to Retired Trustees	13,864
Accumulated Liability as of May 31, 2011	135,172
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date
36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2011		Year Ended November 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	954,878	$16,311,841	3,212,237	$48,017,118
Dividends and/or distributions reinvested	351,078	5,750,663	618,928	9,203,457
Redeemed	(1,942,916)	(33,106,968)	(4,924,360)	(74,263,433)

Net decrease	(636,960)	$(11,044,464)	(1,093,195)	$(17,042,858)

37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended May 31, 2011		Year Ended November 30, 2010
	Shares	Amount	Shares	Amount

Class B
Sold	90,836	$1,415,776	314,683	$4,561,426
Dividends and/or distributions reinvested	26,653	399,798	61,658	842,249
Redeemed	(384,968)	(6,017,492)	(605,140)	(8,457,077)

Net decrease	(267,479)	$(4,201,918)	(228,799)	$(3,053,402)

Class C
Sold	221,404	$3,412,123	370,315	$5,107,336
Dividends and/or distributions reinvested	52,152	775,494	120,492	1,631,463
Redeemed	(397,189)	(6,137,307)	(835,837)	(11,494,554)

Net decrease	(123,633)	$(1,949,690)	(345,030)	$(4,755,755)

Class N
Sold	58,185	$977,553	144,754	$2,166,434
Dividends and/or distributions reinvested	13,143	213,450	27,034	398,753
Redeemed	(109,591)	(1,844,837)	(258,036)	(3,889,383)

Net decrease	(38,263)	$(653,834)	(86,248)	$(1,324,196)

Class Y
Sold	1,491,948	$25,372,334	17,871,267	$256,104,300
Dividends and/or distributions reinvested	879,682	14,356,404	790,760	11,719,064
Redeemed	(1,144,761)	(19,570,967)	(5,326,968)	(79,452,164)

Net increase	1,226,869	$20,157,771	13,335,059	$188,371,200

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended May 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$137,132,199	$172,190,386
38 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $1 billion	0.60%
Next $1 billion	0.55
Over $2 billion	0.52
Administration Fees. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 31, 2011, the Fund paid $912,991 to the Manager for administration services.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2011, the Fund paid $496,394 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts.
39 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class C	$2,261,052
Class N	306,215
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

May 31, 2011	$33,374	$1,412	$23,522	$3,426	$401
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended May 31, 2011, the Manager waived fees and/or reimbursed the Fund $17,189 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended May 31, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$32,574
Class C	268
Class N	296
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
40 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
41 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $614,283, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.
42 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

The amount of loss that the Fund would incur taking into account these master netting arrangements would be $89,147 as of May 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of May 31, 2011 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of May 31, 2011 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Derivatives Not Accounted	and Liabilities		and Liabilities
for as Hedging Instruments	Location	Value	Location	Value
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$614,283	Unrealized depreciation on foreign currency exchange contracts	$517,366
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$(7,672,906)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Translation of assets and liabilities
Derivatives Not Accounted for as Hedging Instruments	denominated in foreign currencies

Foreign exchange contracts	$2,104,016
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
43 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended May 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,862,157 and $147,975,831, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
6. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and
44 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2011, the Fund had no securities on loan.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to Stipulations and Agreements of Settlement in cases involving two funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. Those settlements do not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That
45 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
proposed settlement is subject to the approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
46 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerFunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
47 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Dominic Freud, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
                         ©2011 OppenheimerFunds, Inc. All rights reserved.
48 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
49 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
50 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Quest International Value Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 07/12/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 07/12/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 07/12/2011